Schedule of company’s assets and liabilities that are measured at fair value on a recurring basis. (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
U.S. money market held in trust account	$ 9,167,017	$ 19,429,439	$ 104,295,948
Fair Value, Recurring [Member]
Class of Warrant or Right [Line Items]
U.S. money market held in trust account	9,167,017	19,429,439	104,295,948
Warrant liabilities	496,310	661,747	7,098,366
Fair Value, Recurring [Member] | Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities	309,780	413,040	4,749,960
Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities	186,530	248,707	2,348,406
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Class of Warrant or Right [Line Items]
U.S. money market held in trust account	9,076,719	19,429,439	104,295,948
Warrant liabilities	309,780	413,040	4,749,960
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities	186,530	248,707	2,348,406
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant liabilities	$ 186,530	$ 248,707	$ 2,348,406